Concentrations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentrations (Textual)
Deposits under Securities Investor Protection Corporation	$ 1,000,000	$ 1,000,000
Amount exceeded of deposits under protection by Securities Investor Protection Corporation	$ 2,356,380	$ 4,996,668